Earnings (Loss) Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net income (loss) applicable to common stock	$ (7,601,366)	(47,163,433)	41,103,510	(43,064,771)
Earnings allocated to participating redeemable convertible preferred shares			(21,903,467)
Net income (loss) for basic earnings per Class A and Class B share		(47,163,433)	19,200,043	(43,064,771)
Denominator:
Weighted average shares of Class A and Class B ordinary shares outstanding as reported in basic earnings (loss) per Class A and Class B ordinary share	199,508,989	199,508,989	67,653,340	51,880,468
Basic earnings (loss) per Class A and Class B ordinary share	$ (0.04)	(0.24)	0.28	(0.83)
Numerator:
Net income (loss) allocated to ordinary shareholders as reported in basic earnings (loss) per ordinary share		(47,163,433)	19,200,043	(43,064,771)
Denominator:
Weighted average shares of Class A and Class B ordinary shares outstanding as reported in basic earnings (loss) per Class A and Class B ordinary share	199,508,989	199,508,989	67,653,340	51,880,468
Dilutive effect of outstanding share options			3,296,870
Weighted average shares outstanding diluted	199,508,989	199,508,989	70,950,210	51,880,468
Diluted earnings (loss) per Class A and Class B ordinary share	$ (0.04)	(0.24)	0.27	(0.83)